Offerings - Offering: 1	Aug. 22, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,300,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,117.63
Offering Note	Calculated as the aggregate maximum purchase price for limited liability company interests. Calculated at 0.015310% of the Transaction Valuation.